SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Revenue recognition and segment reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)
Revenue recognition [Abstract]
Deferred revenue recognized | $	$ 246,278	$ 450,394
Segment reporting [Abstract]
Number of operating segments	3
Number of reportable segments	3